Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Year	Summary Compensation	Compensation Actually Paid	Average Summary Compensation	Average Compensation Actually Paid	Value of Initial Fixed		Net Income	Return on Average
	Table Total for Principal Executive Officer (PEO)(1)(2)	to PEO(3)	Table Total for Non-PEO NEOs (4)	to Non-PEO NEOs(5)	Total Shareholder Return (“TSR”)	Peer Group Total Shareholder Return (“TSR”)	(000’s)	Assets
2025	$892,855	$770,747	$412,561	$399,045	$111.62	$128.40	$23,120	1.02%
2024	$591,689	$646,895	$343,464	$362,753	$103.00	$118.90	$13,492	0.57%
2023	$821,601	$665,222	$484,667	$392,382	$107.35	$117.64	$12,628	0.63%
2022	$589,146	$612,128	$340,251	$362,399	$122.53	$125.69	$22,128	1.16%
2021	$647,404	$639,429	$368,122	$367,370	$132.92	$129.36	$20,974	1.13%

(1)	Executives included in the Non-PEO averages for 2025 as follows: Mr. Haines, Mr. Wallace, Mr. Miller, and Mr. Ruppert. In 2024, 2023, and 2022 as follows: Mr. Haines, Mr. Miller, Mr. Ruppert, and Mr. Mulligan. In 2021 as follows: Mr. Haines, Mr. Layer, Mr. Miller, and Mr. Ruppert. Mr. Meilstrup is the PEO for all years presented.
(2)	Includes restricted stock awards with the value of $84,607 in 2025, $84,045 in 2024, $154,050 in 2023, $102,000 in 2022 and $94,500 in 2021.

PEO Total Compensation Amount	$ 892,855	$ 591,689	$ 821,601	$ 589,146	$ 647,404
PEO Actually Paid Compensation Amount	$ 770,747	646,895	665,222	612,128	639,429
Adjustment To PEO Compensation, Footnote
(3)	Adjustments to determine compensation “actually paid” for the PEO included the following:

Adjustments to determine Compensation “Actually Paid” for PEO in US dollars	2025	2024	2023	2022	2021
Change in actuarial present value of the individual’s accumulated benefit under all defined benefit pension plans	190,241	6,476	156,800	4,893	97,736
Value of equity awards (stock awards or options) granted in the year	84,607	84,045	154,050	102,000	94,500
Value “actually received” as it relates to pension benefits	-	-	-	-	-
Service cost (and prior service cost)	24,000	32,000	28,000	36,000	36,000
Equity compensation	-	-	-	-	-
Awards granted in fiscal year (valued at December 31 of the relevant year)	94,980	91,673	136,174	95,382	109,524
Change of unvested awards (valued at December 31 of the relevant year)	16,721	(8,506)	(21,945)	(12,714)	26,843
Change of shares vested during year (valued at the applicable vesting date)	260	6,533	(2,723)	184	3,306
Dividends paid during year	16,778	17,027	14,966	11,023	8,589

(4)

Includes restricted stock awards in 2025 as follows: Mr. Haines, $33,843; Mr. Miller, $33,843; Mr. Ruppert, $31,682; and Mr. Wallace $11,403. In 2024 as follows: Mr. Haines, $34,840; Mr. Miller, $34,840; Mr. Ruppert, $32,500; and Mr. Mulligan, $31,460. In 2023, as follows: Mr. Haines, $65,000; Mr. Miller, $65,000; Mr. Ruppert, $60,320; and Mr. Mulligan, $58,240. In 2022 as follows: Mr. Haines, $45,600; Mr. Miller, $45,600; Mr. Ruppert, $42,000; and Mr. Mulligan, $40,400. In 2021 includes restricted stock awards as follows, Mr. Haines, $42,800; Mr. Layer, $42,800; Mr. Miller, $42,800, and Mr. Ruppert, $39,200.

(5)	Adjustments to determine compensation “actually paid” for the Non-PEO NEOs included the following:

Non-PEO NEO Average Total Compensation Amount	$ 412,561	343,464	484,667	340,251	368,122
Non-PEO NEO Average Compensation Actually Paid Amount	$ 399,045	362,753	392,382	362,399	367,370
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to determine Compensation “Actually Paid” for Non-PEO NEO in US dollars	2025	2024	2023	2022	2021
Change in actuarial present value of the individual's accumulated benefit under all defined benefit pension plans	47,347	1,892	98,140	2,558	77,503
Value of equity awards (stock awards or options) granted in the year	27,693	33,410	63,830	44,700	41,900
Value “actually received” as it relates to pension benefits	-	-	-	-	-
Service cost (and prior service cost)	19,000	11,750	18,500	27,250	25,000
Equity compensation	-	-	-	-	-
Awards granted in fiscal year (valued at December 31 of the relevant year)	31,088	36,444	56,418	41,801	48,561
Change of unvested awards (valued at December 31 of the relevant year)	5,644	(3,452)	(9,991)	(6,341)	15,884
Change of shares vested during year (valued at the applicable vesting date)	181	2,983	(1,468)	57	2,256
Dividends paid during year	5,611	6,866	6,527	5,238	4,442

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to TSR, Net Income, and Return on Average Assets

Compensation actually paid to the PEO increased by $123,852, or approximately 19%, in 2025. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $36,292, or approximately 10%, in 2025.  TSR increased from $103.00 in 2024 to $111.62 in 2025, or approximately 8%. At the same time, Net Income increased from approximately $13,492,000 in 2024 to approximately $23,120 in 2025, or 71%. Return on Average Assets increased from 0.57% in 2024 to 1.02% in 2025.

Compensation actually paid to the PEO decreased by $27,519, or approximately 4%, in 2024. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $7,984, or approximately 2.02%, in 2024. TSR decreased from $107.35 in 2023 to $103.00 in 2024, or approximately 4.06%. At the same time, Net Income increased from approximately $12,628,000 in 2023 to approximately $13,492,000 in 2024, or 6.84%. The results were affected by transaction costs associated by the merger of EFBI on April 12, 2024. Without the one-time costs, net income would have been $17,616,000 in 2024, or an increase of 39.5%. Return on Average Assets decreased from 0.63% in 2023 to 0.57% in 2024. Without one-time costs, Return on Average Assets would have been 0.75%.

Compensation actually paid to the PEO increased by $103,231, or approximately 17%, in 2023. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $43,874, or approximately 12.1%, in 2023. TSR decreased from $122.53 in 2022 to $107.35 in 2023, or approximately 12.4%. At the same time, Net Income decreased from approximately $22,128,000 in 2022 to approximately $12,628,000 in 2023, or 42.9%. The results were affected by transaction cost associated by merger of CNNB on November 1, 2023. Without the one-time cost, net income would have been $17,834,000 in 2023, for a decrease of 19.4%. Return on Average Assets decreased from 1.16% in 2022 to 0.63% in 2023. Without one-time costs, Return on Average Assets would have been 0.89%.

Compensation actually paid to the PEO decreased by $27,301, or approximately 4%, in 2022. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $4,971, or approximately 1%, in 2022. TSR decreased from $132.92 in 2021 to $122.53 in 2022, or approximately 8%. At the same time, Net Income increased from approximately $20,974,000 in 2021 to approximately $22,128,000 in 2022, or 6%. Return on Average Assets increased from 1.13% in 2021 to 1.16% in 2022.

Compensation actually paid to the PEO increased by $99,919, or approximately 18%, in 2021. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $9,716, or approximately 1%, in 2021.  TSR increased from $100 in 2020 to $132.95 in 2021, or approximately 33%. At the same time, Net Income increased from approximately $20,075 in 2020 to approximately $20,974 in 2021, or 4%. Return on Average Assets decreased from 1.18% in 2020 to 1.13% in 2021.

The Board of Directors has determined that the calculation of incentive compensation using metrics that in turn, support Net Income and TSR, creates necessary incentives to reach the Company’s objectives.

TSR, Net Income, and Return on Average Assets are some indicators of LCNB’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting NEO compensation. Please see the remainder of the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid to TSR, Net Income, and Return on Average Assets

Compensation actually paid to the PEO increased by $123,852, or approximately 19%, in 2025. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $36,292, or approximately 10%, in 2025.  TSR increased from $103.00 in 2024 to $111.62 in 2025, or approximately 8%. At the same time, Net Income increased from approximately $13,492,000 in 2024 to approximately $23,120 in 2025, or 71%. Return on Average Assets increased from 0.57% in 2024 to 1.02% in 2025.

Compensation actually paid to the PEO decreased by $27,519, or approximately 4%, in 2024. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $7,984, or approximately 2.02%, in 2024. TSR decreased from $107.35 in 2023 to $103.00 in 2024, or approximately 4.06%. At the same time, Net Income increased from approximately $12,628,000 in 2023 to approximately $13,492,000 in 2024, or 6.84%. The results were affected by transaction costs associated by the merger of EFBI on April 12, 2024. Without the one-time costs, net income would have been $17,616,000 in 2024, or an increase of 39.5%. Return on Average Assets decreased from 0.63% in 2023 to 0.57% in 2024. Without one-time costs, Return on Average Assets would have been 0.75%.

Compensation actually paid to the PEO increased by $103,231, or approximately 17%, in 2023. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $43,874, or approximately 12.1%, in 2023. TSR decreased from $122.53 in 2022 to $107.35 in 2023, or approximately 12.4%. At the same time, Net Income decreased from approximately $22,128,000 in 2022 to approximately $12,628,000 in 2023, or 42.9%. The results were affected by transaction cost associated by merger of CNNB on November 1, 2023. Without the one-time cost, net income would have been $17,834,000 in 2023, for a decrease of 19.4%. Return on Average Assets decreased from 1.16% in 2022 to 0.63% in 2023. Without one-time costs, Return on Average Assets would have been 0.89%.

Compensation actually paid to the PEO decreased by $27,301, or approximately 4%, in 2022. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $4,971, or approximately 1%, in 2022. TSR decreased from $132.92 in 2021 to $122.53 in 2022, or approximately 8%. At the same time, Net Income increased from approximately $20,974,000 in 2021 to approximately $22,128,000 in 2022, or 6%. Return on Average Assets increased from 1.13% in 2021 to 1.16% in 2022.

Compensation actually paid to the PEO increased by $99,919, or approximately 18%, in 2021. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $9,716, or approximately 1%, in 2021.  TSR increased from $100 in 2020 to $132.95 in 2021, or approximately 33%. At the same time, Net Income increased from approximately $20,075 in 2020 to approximately $20,974 in 2021, or 4%. Return on Average Assets decreased from 1.18% in 2020 to 1.13% in 2021.

The Board of Directors has determined that the calculation of incentive compensation using metrics that in turn, support Net Income and TSR, creates necessary incentives to reach the Company’s objectives.

TSR, Net Income, and Return on Average Assets are some indicators of LCNB’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting NEO compensation. Please see the remainder of the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid to TSR, Net Income, and Return on Average Assets

Compensation actually paid to the PEO increased by $123,852, or approximately 19%, in 2025. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $36,292, or approximately 10%, in 2025.  TSR increased from $103.00 in 2024 to $111.62 in 2025, or approximately 8%. At the same time, Net Income increased from approximately $13,492,000 in 2024 to approximately $23,120 in 2025, or 71%. Return on Average Assets increased from 0.57% in 2024 to 1.02% in 2025.

Compensation actually paid to the PEO decreased by $27,519, or approximately 4%, in 2024. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $7,984, or approximately 2.02%, in 2024. TSR decreased from $107.35 in 2023 to $103.00 in 2024, or approximately 4.06%. At the same time, Net Income increased from approximately $12,628,000 in 2023 to approximately $13,492,000 in 2024, or 6.84%. The results were affected by transaction costs associated by the merger of EFBI on April 12, 2024. Without the one-time costs, net income would have been $17,616,000 in 2024, or an increase of 39.5%. Return on Average Assets decreased from 0.63% in 2023 to 0.57% in 2024. Without one-time costs, Return on Average Assets would have been 0.75%.

Compensation actually paid to the PEO increased by $103,231, or approximately 17%, in 2023. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $43,874, or approximately 12.1%, in 2023. TSR decreased from $122.53 in 2022 to $107.35 in 2023, or approximately 12.4%. At the same time, Net Income decreased from approximately $22,128,000 in 2022 to approximately $12,628,000 in 2023, or 42.9%. The results were affected by transaction cost associated by merger of CNNB on November 1, 2023. Without the one-time cost, net income would have been $17,834,000 in 2023, for a decrease of 19.4%. Return on Average Assets decreased from 1.16% in 2022 to 0.63% in 2023. Without one-time costs, Return on Average Assets would have been 0.89%.

Compensation actually paid to the PEO decreased by $27,301, or approximately 4%, in 2022. Average compensation actually paid to the remaining non-PEO NEOs decreased year-over-year by $4,971, or approximately 1%, in 2022. TSR decreased from $132.92 in 2021 to $122.53 in 2022, or approximately 8%. At the same time, Net Income increased from approximately $20,974,000 in 2021 to approximately $22,128,000 in 2022, or 6%. Return on Average Assets increased from 1.13% in 2021 to 1.16% in 2022.

Compensation actually paid to the PEO increased by $99,919, or approximately 18%, in 2021. Average compensation actually paid to the remaining non-PEO NEOs increased year-over-year by $9,716, or approximately 1%, in 2021.  TSR increased from $100 in 2020 to $132.95 in 2021, or approximately 33%. At the same time, Net Income increased from approximately $20,075 in 2020 to approximately $20,974 in 2021, or 4%. Return on Average Assets decreased from 1.18% in 2020 to 1.13% in 2021.

The Board of Directors has determined that the calculation of incentive compensation using metrics that in turn, support Net Income and TSR, creates necessary incentives to reach the Company’s objectives.

TSR, Net Income, and Return on Average Assets are some indicators of LCNB’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting NEO compensation. Please see the remainder of the Compensation Discussion and Analysis for additional information.

Tabular List, Table

Tabular List of Financial Performance Measures

The following table presents the most important financial performance measures used in linking Compensation Actually Paid to our PEOs and other NEOs for 2025 to the Company performance. The measures in this table are not ranked.

Net Income
Return on Average Assets
Return on Average Equity

Total Shareholder Return Amount	$ 111.62	103	107.35	122.53	132.92
Peer Group Total Shareholder Return Amount	128.4	118.9	117.64	125.69	129.36
Net Income (Loss)	$ 23,120,000	$ 13,492,000	$ 12,628,000	$ 22,128,000	$ 20,974,000
Company Selected Measure Amount	0.0102	0.0057	0.0063	0.0116	0.0113
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,347	$ 1,892	$ 98,140	$ 2,558	$ 77,503
Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,000	11,750	18,500	27,250	25,000
Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,693	33,410	63,830	44,700	41,900
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,644	(3,452)	(9,991)	(6,341)	15,884
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,088	36,444	56,418	41,801	48,561
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181	2,983	(1,468)	57	2,256
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,611	6,866	6,527	5,238	4,442
Pension Benefits Actually Received During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,241	6,476	156,800	4,893	97,736
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,000	32,000	28,000	36,000	36,000
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,607	84,045	154,050	102,000	94,500
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,721	(8,506)	(21,945)	(12,714)	26,843
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,980	91,673	136,174	95,382	109,524
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260	6,533	(2,723)	184	3,306
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,778	17,027	14,966	11,023	8,589
PEO | Pension Benefits Actually Received During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0